Property and equipment, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,168,475	$ 3,132,396
Less: accumulated depreciation	(1,985,782)	(1,841,074)
Property and equipment, net	1,182,693	1,291,322
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,132,396	$ 4,156,025
Less: accumulated depreciation		(1,841,074)	(2,460,677)
Property and equipment, net		1,291,322	1,695,348
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,123,125	1,118,469
Building [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,118,469	1,135,160
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,535,294	1,474,577
Equipment [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,474,577	2,103,979
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,618	52,400
Furniture and Fixtures [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		52,400	65,765
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 457,438	486,950
Automobiles [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 486,950	$ 851,121